Fair value measurement - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair value measurement
Impairment of long-term investments	¥ 0	$ 0	¥ 0	¥ 4,000	[1]
Impairment on acquired intangible assets and fixed assets	0		5,008	¥ 29,938
Nonrecurring
Fair value measurement
Financial assets, measured at fair value	0		0
Financial liabilities, measured at fair value	¥ 0		¥ 0

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.